CONVERTIBLE DEBT (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Convertible Debt
Convertible Notes	$ 41,887
Conversion option derivative	7,474
Call and contingent put derivative	639
Total Convertible Notes	$ 50,000